ORGANIZATION, Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation and Presentation of Financial Statements [Line Items]
Place of incorporation		E9
Garena Online (Thailand) Co., Ltd. [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition	[1]	Aug. 18, 2011
Place of incorporation	[1]	W1
Percentage of direct ownership by the company	[1]	100.00%	100.00%
Principal activities	[1]	Game operations
Garena Technology Priate Limited Taiwan branch [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Jul. 31, 2017
Place of incorporation		F5
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Game operations
Shopee (Thailand) Co., Ltd. [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition	[1]	Feb. 02, 2015
Place of incorporation	[1]	W1
Percentage of direct ownership by the company	[1]	100.00%	100.00%
Principal activities	[1]	Online platform
PT. Shopee International Indonesia [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Aug. 05, 2015
Place of incorporation		K8
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Online platform
Shopee Singapore Private Limited ("Shopee Singapore") [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Feb. 05, 2015
Place of incorporation		U0
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Online platform
Shopee Company Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Feb. 10, 2015
Place of incorporation		Q1
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Online platform
Shopee (Taiwan) Co., Ltd ("Shopee Taiwan") [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition	[2]	Mar. 04, 2015
Place of incorporation	[2]	F5
Percentage of direct ownership by the company	[2]	100.00%	0.00%
Principal activities	[2]	Online platform
AirPay (Thailand) Co., Ltd. [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition	[1]	Jun. 16, 2014
Place of incorporation	[1]	W1
Percentage of direct ownership by the company	[1]	100.00%	100.00%
Principal activities	[1]	Electronic payment services
Vietnam Esports and Entertainment Joint Stock Company [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition	[3]	May 10, 2011
Place of incorporation	[3]	Q1
Percentage of direct ownership by the company	[3]	30.00%	30.00%
Principal activities	[3]	Game operations
Airpay Joint Stock Company (formerly known as Vietnam Esports Development Joint Stock Company) [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition	[4]	Jun. 09, 2009
Place of incorporation	[4]	Q1
Percentage of direct ownership by the company	[4]	18.00%	30.00%
Principal activities	[4]	Electronic payment services
Garena Limited ("Garena Cayman") [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Mar. 04, 2015
Place of incorporation		E9
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
Shopee Southeast Asia Limited ("Shopee Cayman") [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Jan. 16, 2015
Place of incorporation		E9
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
SeaMoney (Payment) Limited ("SeaMoney (Payment) Cayman" formerly known as "Airpay Limited" [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Mar. 27, 2015
Place of incorporation		E9
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
Garena Online Private Limited ("Garena Online") [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		May 08, 2009
Place of incorporation		U0
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Game operations and software development
Garena Ventures Private Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Feb. 23, 2015
Place of incorporation		U0
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
PT. Garena Indonesia [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Date of incorporation/acquisition		Dec. 06, 2012
Place of incorporation		K8
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Game operations

[1]	Effective ownership in the case of Thailand entities
[2]	In 2019, the VIE Shareholder of Shopee Taiwan transferred its 100% equity interest in Shopee Taiwan to Happymall Limited
[3]	The “Digital Entertainment VIE”
[4]	The “Digital Financial Service VIE”